Income Taxes (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating loss carryforwards		$ 6,638,000	$ 4,681,000
Deferred tax assets valuation allowance		4,759,000	3,078,000
Deferred tax asset changes in valuation allowance		$ 1,680,000
Effective tax rate	0.00%	0.00%	0.00%